Payments, by Category - 12 months ended Jun. 30, 2023 - CAD ($)	Total	Government levies
Payments:
Taxes	$ 1,848,899	$ 924,450
Fees	958,046	479,023
Infrastructure	204,837	102,418
Total Payments	$ 3,011,782	$ 1,505,891